Statements of Net Assets Available for Benefits - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP 033
Assets:
Plan interest in Acuity DC Trust	$ 665,515,840	$ 513,578,312
Receivables:
Employer contributions	383,981	879,507
Participant contributions	63	1,349,385
Total receivables	384,044	2,228,892
Notes receivable from participants	6,086,457	5,429,672
Total assets	671,986,341	521,236,876
Liabilities:
Accrued expenses	91,546	89,401
Total liabilities	91,546	89,401
Net assets available for benefits	671,894,795	521,147,475
EBP 067
Assets:
Plan interest in Acuity DC Trust	24,295,034	15,917,756
Receivables:
Employer contributions	0	0
Participant contributions	0	17,767
Total receivables	0	17,767
Notes receivable from participants	894,197	745,174
Total assets	25,189,231	16,680,697
Liabilities:
Accrued expenses	3,432	2,861
Total liabilities	3,432	2,861
Net assets available for benefits	25,185,799	16,677,836
EBP 070
Assets:
Plan interest in Acuity DC Trust	21,871,798	20,360,749
Receivables:
Employer contributions	0	4,885
Participant contributions	0	8,922
Total receivables	0	13,807
Notes receivable from participants	314,605	250,638
Total assets	22,186,403	20,625,194
Liabilities:
Accrued expenses	3,022	3,538
Total liabilities	3,022	3,538
Net assets available for benefits	$ 22,183,381	$ 20,621,656